united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

2015

Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Funds

EXPENSE EXAMPLES at June 30, 2015 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/15	6/30/15	1/1/15– 6/30/15*

Actual	$1,000.00	$1,005.30	$7.41

Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLES at June 30, 2015 (Unaudited)(Continued)

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/15	6/30/15	1/1/15– 6/30/15*

Actual	$1,000.00	$1,006.50	$6.17

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/15	6/30/15	1/1/15– 6/30/15*

Actual	$1,000.00	$1,009.10	$9.86

Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181(days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/15	6/30/15	1/1/15– 6/30/15*

Actual	$1,000.00	$1,009.90	$8.62

Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

Portfolio Review (Unaudited)

June 30, 2015

Al Frank Fund

Average Annual Total Return As of 6.30.15 (1)

	Al Frank	Al Frank
	Fund -	Fund -	Russell	S&P
	Investor	Advisor	3000®	500®
	Class *	Class**	Index	Index
6 months	0.53%	0.65%	1.94%	1.23%
1 year	(1.90)%	(1.67)%	7.29%	7.42%
5 years (Annualized)	15.39%	15.68%	17.54%	17.34%
10 years (Annualized)	6.31%	N/A	8.15%	7.89%
Since 1.2.98 inception (Annualized)	10.52%	N/A	6.66%	6.33%
Since 4.30.06 inception (Annualized)	N/A	5.04%	7.48%	7.34%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. The Fund’s total annual operating expenses are 1.57% for the Investor Class and 1.32% for the Advisor Class, respectively, per the May 1, 2015 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.49% for the Investor Class and 1.24% for the Advisor Class, respectively.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would be reduced.

*	Commencement of operations on January 2, 1998.

**	Commencement of operations on April 30, 2006.

(1)	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do no incur expenses and are not available for investment.

Al Frank Funds
Portfolio Review (Unaudited)
June 30, 2015

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Financial	16.07%
Consumer, Non-cyclical	15.31%
Technology	15.08%
Industrial	14.85%
Consumer, Cyclical	12.29%
Communications	9.15%
Energy	7.37%
Basic Materials	5.10%
Utilities	1.24%
Other, Cash & Cash Equivalents	3.54%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for more detailed analysis of the Fund’s holdings.

Al Frank Funds

Portfolio Review (Unaudited)

June 30, 2015

Al Frank Dividend Value Fund

Average Annual Total Return As of 6.30.15 (1)

	Al Frank	Al Frank
	Dividend	Dividend
	Value Fund -	Value Fund -	Russell	S&P
	Investor	Advisor	3000®	500®
	Class *	Class**	Index	Index
6 months	0.91%	0.99%	1.94%	1.23%
1 year	(1.59)%	(1.32)%	7.29%	7.42%
5 years (Annualized)	14.17%	14.44%	17.54%	17.34%
10 years (Annualized)	6.00%	N/A	8.15%	7.89%
Since 9.30.04 inception (Annualized)	6.89%	N/A	8.53%	8.13%
Since 4.30.06 inception (Annualized)	N/A	5.09%	7.48%	7.34%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. Total returns are calculated using the traded NAV on June 30,2015 for the Investor Class and Advisor Class. The Fund’s total annual operating expenses are 2.01% for the Investor Class and 1.75% for the Advisor Class, respectively, per the May 1, 2015 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.98% for the Investor Class and 1.73% for the Advisor Class, respectively.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would be reduced.

*	Commencement of operations on September 30, 2004.

**	Commencement of operations on April 30, 2006.

(1)	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do no incur expenses and are not available for investment

Al Frank Funds

Portfolio Review (Unaudited)

June 30, 2015

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Consumer, Non-cyclical	18.75%
Financial	15.82%
Industrial	15.46%
Technology	12.30%
Consumer, Cyclical	11.21%
Communications	9.45%
Energy	7.12%
Basic Materials	3.67%
Utilities	1.28%
Other, Cash & Cash Equivalents	4.94%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for more detailed analysis of the Fund’s holdings.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.45%
	CONSUMER DISCRETIONARY - 14.26%
	Auto Parts & Equipment - 1.41%
40,000	Goodyear Tire & Rubber Co.	$1,206,000

	Hotels, Restaurants & Leisure - 1.75%
19,000	Royal Caribbean Cruises Ltd.	1,495,110

	Household Durables - 2.69%
45,000	M.D.C. Holdings, Inc.	1,348,650
5,500	Whirlpool Corp.	951,775
		2,300,425
	Media - 4.07%
20,000	Comcast Corp. - Class A	1,202,800
20,000	Walt Disney Co.	2,282,800
		3,485,600
	Multiline Retail - 1.17%
16,000	Kohl’s Corp.	1,001,760

	Specialty Retail - 3.17%
60,000	American Eagle Outfitters	1,033,200
22,000	Coach, Inc.	761,420
60,000	Staples, Inc.	918,600
		2,713,220
	Total Consumer Discretionary (Cost $6,913,844)	12,202,115

	CONSUMER STAPLES - 5.57%
	Discount Stores - 2.11%
11,700	Target Corp.	955,071
12,000	Wal-Mart Stores, Inc.	851,160
		1,806,231
	Food Products - 3.46%
35,000	Archer-Daniels-Midland Co.	1,687,700
30,000	Tyson Foods, Inc. - Class A	1,278,900
		2,966,600
	Total Consumer Staples (Cost $2,625,719)	4,772,831

	ENERGY - 8.80%
	Energy Equipment & Services - 1.44%
20,000	Baker Hughes, Inc.	1,234,000

	Marine Shipping - 1.43%
75,000	Ship Finance International Ltd. (b)	1,224,000

	Oil, Gas & Consumable Fuels - 4.87%
10,000	Apache Corp.	576,300
20,000	Ensco PLC (b)	445,400
10,000	Exxon Mobil Corp.	832,000
22,000	HollyFrontier Corp.	939,180
100,000	Paragon Offshore PLC	109,000
7,500	Royal Dutch Shell PLC - ADR	427,575
17,000	Total SA - ADR	835,890
		4,165,345
	Oilfield Services/Equipment - 1.06%
17,000	Bristow Group, Inc.	906,100

	Total Energy (Cost $6,975,712)	7,529,445

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	FINANCIALS - 16.06%
	Capital Markets - 1.71%
35,000	Bank of New York Mellon Corp.	$1,468,950

	Commercial Banks - 7.36%
26,000	BB&T Corp.	1,048,060
11,000	Canadian Imperial Bank of Commerce (b)	810,920
13,000	Capital One Financial Corp.	1,143,610
75,000	Old National Bancorp	1,084,500
9,000	PNC Financial Services Group, Inc.	860,850
24,000	Wells Fargo & Co.	1,349,760
		6,297,700
	Diversified Financial Services - 1.98%
25,000	JPMorgan Chase & Co.	1,694,000

	Insurance - 3.77%
17,000	Axis Capital Holdings Ltd. (b)	907,290
18,000	MetLife, Inc.	1,007,820
15,000	Prudential Financial, Inc.	1,312,800
		3,227,910
	Real Estate Investment Trusts (REITs) - 1.24%
55,000	BioMed Realty Trust, Inc.	1,063,700

	Total Financials (Cost $7,889,416)	13,752,260

	HEALTH CARE - 9.65%
	Biotechnology - 2.46%
8,000	Amgen, Inc.	1,228,160
7,500	Gilead Sciences, Inc.	878,100
		2,106,260
	Health Care Equipment & Supplies - 1.47%
18,000	Baxter International, Inc.	1,258,740

	Health Care Providers & Services - 2.68%
18,000	Aetna, Inc.	2,294,280

	Pharmaceuticals - 3.04%
15,000	Abbott Laboratories	736,200
10,000	Johnson & Johnson	974,600
18,000	Sanofi - ADR	891,540
		2,602,340
	Total Health Care (Cost $4,503,772)	8,261,620

	INDUSTRIALS - 13.08%
	Construction & Engineering - 3.12%
10,000	Caterpillar, Inc.	848,200
16,000	Fluor Corp.	848,160
45,000	Tutor Perini Corp. (a)	971,100
		2,667,460
	Environmental Services - 1.35%
25,000	Waste Management, Inc.	1,158,750

	Farm - 1.19%
10,500	Deere & Co.	1,019,025

	Human Resource & Employment Services - 2.19%
21,000	ManpowerGroup, Inc.	1,876,980

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	Machinery - 2.74%
21,000	Eaton Corp. PLC	$1,417,290
35,000	Trinity Industries, Inc.	925,050
		2,342,340
	Marine - 0.96%
220,000	Navios Maritime Holdings, Inc. (b)	818,400

	Road & Rail - 1.53%
15,000	Norfolk Southern Corp.	1,310,400

	Total Industrials (Cost $8,873,607)	11,193,355

	INFORMATION TECHNOLOGY - 18.90%
	Communications Equipment - 1.28%
40,000	Cisco Systems, Inc.	1,098,400

	Computers & Peripherals - 5.04%
18,000	Apple, Inc.	2,257,650
25,000	Lexmark International, Inc. - Class A	1,105,000
20,000	Seagate Technology PLC	950,000
		4,312,650
	Electronic Equipment, Instruments & Components - 2.54%
55,000	Corning, Inc.	1,085,150
50,000	Benchmark Electronics, Inc. (a)	1,089,000
		2,174,150
	IT Services - 1.14%
6,000	International Business Machines Corp.	975,960

	Semiconductors & Semiconductor Equipment - 3.71%
40,000	Intel Corp.	1,216,600
60,000	NVIDIA Corp.	1,206,600
12,000	QUALCOMM, Inc.	751,560
		3,174,760
	Software - 5.19%
45,000	Activision Blizzard, Inc.	1,089,450
30,000	CA, Inc.	878,700
35,000	Microsoft Corp.	1,545,250
23,000	Oracle Corporation	926,900
		4,440,300
	Total Information Technology (Cost $9,360,915)	16,176,220

	MATERIALS - 5.10%
	Chemicals - 2.61%
20,000	Celanese Corp. - Class A	1,437,600
17,000	The Mosaic Company	796,450
		2,234,050
	Metals & Mining - 2.49%
15,000	BHP Billiton Ltd. - ADR	610,650
35,000	Freeport-McMoRan Copper & Gold, Inc.	651,700
6,000	South32 Ltd. - ADR (a)	40,260
275,000	Yamana Gold, Inc. (b)	825,000
		2,127,610
	Total Materials (Cost $4,506,857)	4,361,660

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	TELECOMMUNICATION SERVICES - 3.79%
	Diversified Telecommunication Services - 3.79%
37,000	Nippon Telegraph & Telephone Corp. - ADR	$1,342,730
50,500	Symantec Corporation	1,174,125
70,000	Telefonaktiebolaget LM Ericsson - ADR	730,800
		3,247,655
	Total Telecommunication Services (Cost $2,821,152)	3,247,655

	UTILITIES - 1.24%
	Electric Integrated - 1.24%
15,000	Entergy Corporation	1,057,500
	Total Utilities (Cost $928,943)	1,057,500

	TOTAL COMMON STOCKS (Cost $55,399,937)	82,554,661

	SHORT-TERM INVESTMENTS - 3.58%
	Money Market Fund - 3.58%
3,065,573	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (c)	3,065,573
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,065,573)	3,065,573

	Total Investments (Cost $58,465,510) - *100.03%	$85,620,234
	Liabilities in excess of other assets: (0.03)%	(28,079)
	NET ASSETS: 100.00%	$85,592,155

*	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,521,146 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$29,857,401
Unrealized Depreciation:	(2,758,313)
Net Unrealized Appreciation:	$27,099,088

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	U.S. traded security of a foreign issuer.

(c)	Rate shown is the 7-day annualized yield as of June 30, 2015.

See accompanying notes to financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.06%
	CONSUMER DISCRETIONARY - 13.94%
	Auto Manufacturers - 1.21%
6,200	Honda Motor Co. Ltd. - ADR	$200,880

	Household Durables - 2.49%
8,000	M.D.C. Holdings, Inc.	239,760
1,000	Whirlpool Corp.	173,050
		412,810
	Health and Personal Care Stores - 1.14%
11,000	PetMed Express, Inc.	189,970

	Household Products - 1.15%
1,800	Kimberly-Clark Corp.	190,746

	Media - 2.65%
3,500	Comcast Corp. - Class A	210,490
2,000	Walt Disney Co .	228,280
		438,770
	Specialty Retail - 5.30%
11,000	American Eagle Outfitters, Inc.	189,420
5,000	Coach, Inc.	173,050
4,500	Foot Locker, Inc.	301,545
14,000	Staples, Inc.	214,340
		878,355
	Total Consumer Discretionary (Cost $1,550,485)	2,311,531

	CONSUMER STAPLES - 5.18%
	Discount Stores - 1.07%
2,500	Wal-Mart Stores, Inc.	177,325

	Food Products - 2.87%
5,000	Archer-Daniels-Midland Co.	241,100
5,500	Tyson Foods, Inc. - Class A	234,465
		475,565
	Tobacco - 1.24%
3,600	Universal Corp.	206,352

	Total Consumer Staples (Cost $539,875)	859,242

	ENERGY - 8.10%
	Energy Equipment & Services - 0.62%
4,000	Diamond Offshore Drilling, Inc.	103,240

	Marine Shipping - 0.98%
10,000	Ship Finance International Ltd. (b)	163,200

	Oil, Gas & Consumable Fuels - 6.50%
2,000	Apache Corp.	115,260
3,800	Eni S.p.A - ADR	135,204
6,500	Ensco PLC (b)	144,755
2,400	Exxon Mobil Corp.	199,680
4,400	HollyFrontier Corp.	187,836
5,000	Marathon Oil Corp.	132,700
3,300	Total SA - ADR	162,261
		1,077,696
	Total Energy (Cost $1,559,300)	1,344,136

See accompanying notes to financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	FINANCIALS - 15.82%
	Commercial Banks - 1.82%
7,500	BB&T Corp.	$302,325

	Diversified Financial Services - 4.70%
4,400	JPMorgan Chase & Co.	298,144
16,000	KeyCorp	240,320
4,300	Wells Fargo & Co.	241,832
		780,296
	Insurance - 4.38%
3,700	Allstate Corp.	240,019
2,800	Prudential Financial, Inc.	245,056
2,500	The Travelers Companies, Inc.	241,650
		726,725
	Investment Banks/Brokers - 2.71%
1,400	Goldman Sachs Group, Inc.	292,306
3,500	HSBC Holdings PLC - ADR	156,835
		449,141
	Real Estate Investment Trusts (REITS) - 2.21%
35,000	Anworth Mortgage Asset Corp.	172,550
10,000	BioMed Realty Trust, Inc.	193,400
		365,950
	Total Financials (Cost $1,920,805)	2,624,437

	HEALTH CARE - 12.20%
	Biotechnology - 2.75%
1,600	Amgen, Inc.	245,632
1,800	Gilead Sciences, Inc.	210,744
		456,376
	Health Care Equipment & Supplies - 3.04%
3,500	Baxter International, Inc.	244,755
3,500	Medtronic, Inc. (b)	259,350
		504,105
	Health Care Providers & Services - 1.85%
2,400	Aetna, Inc.	305,904

	Pharmaceuticals - 4.56%
3,700	Abbott Laboratories	181,596
1,700	Johnson & Johnson	165,682
6,300	Pfizer, Inc.	211,239
4,000	Sanofi Synthelabo SA ADR	198,120
		756,637
	Total Health Care (Cost $1,399,899)	2,023,022

	INDUSTRIALS - 14.34%
	Construction & Engineering - 1.04%
2,035	Caterpillar, Inc.	172,609

	Electronic Components - 2.50%
15,000	AVX Corp.	201,900
10,000	Jabil Circuit, Inc.	212,900
		414,800
	Environmental Services - 1.40%
5,000	Waste Management, Inc.	231,750

See accompanying notes to financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	Farm - 1.35%
2,310	Deere & Co.	$224,185

	Human Resource & Employment Services - 1.29%
2,400	Manpowergroup, Inc.	214,512

	Machinery - 3.86%
3,500	American Railcar Industries, Inc.	170,240
4,000	Eaton Corp. PLC	269,960
7,500	General Electric Co.	199,275
		639,475
	Marine - 1.74%
50,000	Navios Maritime Holdings, Inc. (b)	186,000
4,500	Tidewater, Inc.	102,285
		288,285
	Road & Rail - 1.16%
2,200	Norfolk Southern Corp.	192,192

	Total Industrials (Cost $2,089,320)	2,377,808

	INFORMATION TECHNOLOGY - 15.38%
	Communications Equipment - 1.65%
10,000	Cisco Systems, Inc.	274,600

	Computers & Peripherals - 4.74%
2,800	Apple, Inc.	351,190
5,000	Lexmark International, Inc. - Class A	221,000
4,500	Seagate Technology PLC	213,750
		785,940
	Electronic Equipment, Instruments & Components - 1.43%
12,000	Corning, Inc.	236,760

	IT Services - 1.08%
1,100	International Business Machines Corp.	178,926

	Semiconductors & Semiconductor Equipment - 2.48%
9,000	Intel Corp.	273,735
2,200	QUALCOMM, Inc.	137,786
		411,521
	Software - 4.00%
11,000	Activision Blizzard, Inc.	266,310
6,000	CA, Inc.	175,740
5,000	Microsoft Corp.	220,750
		662,800
	Total Information Technology (Cost $1,553,563)	2,550,547

	MATERIALS - 3.67%
	Chemicals - 1.15%
1,800	Agrium, Inc. (b)	190,710

	Metals & Mining - 2.52%
2,500	BHP Billiton Ltd. - ADR	101,775
5,800	Freeport-McMoran Copper & Gold, Inc.	107,996
3,500	Newmont Mining Corp.	81,760
1,000	South32 Ltd. - ADR (a)	6,710
40,000	Yamana Gold, Inc. (b)	120,000
		418,241
	Total Materials (Cost $869,246)	608,951

See accompanying notes to financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)(Continued)

Shares		Value
	TELECOMMUNICATION SERVICES - 5.15%
	Diversified Telecommunication Services - 5.15%
6,000	AT&T, Inc.	$213,120
6,000	Nippon Telegraph & Telephone Corp. - ADR	217,740
11,000	Symantec Corporation	255,750
16,000	Telefonaktiebolaget LM Ericsson - ADR	167,040
		853,650
	Total Telecommunication Services (Cost $754,465)	853,650

	UTILITIES - 1.28%
	Electric Integrated - 1.28%
3,000	Entergy Corp.	211,500
	Total Utilities (Cost $191,122)	211,500

	TOTAL COMMON STOCKS (Cost $12,428,080)	15,764,824

	SHORT-TERM INVESTMENT - 6.09%
	Money Market Fund - 6.09%
1,010,614	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (c)	1,010,614
	TOTAL SHORT-TERM INVESTMENT (Cost $1,010,614)	1,010,614

	Total Investments (Cost $13,438,694)* 101.15%	$16,775,438
	Liabilities in excess of other assets: (1.15)%	(190,259)
	NET ASSETS: 100.00%	$16,585,179

*	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,414,274 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,369,270
Unrealized Depreciation:	(1,008,106)
Net Unrealized Appreciation:	$3,361,164

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	U.S. traded security of a foreign issuer.

(c)	Rate shown is the 7-day annualized yield as of June 30, 2015.

See accompanying notes to financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2015 (Unaudited)

		Al Frank
		Dividend Value
	Al Frank Fund	Fund
ASSETS
Investments in securities, at value (cost $58,465,510 and $13,438,694, respectively)	$85,620,234	$16,775,438
Receivables:
Dividends and interest	94,712	31,081
Fund shares sold	20,068	—
Prepaid expenses	21,696	16,866
Total assets	85,756,710	16,823,385

LIABILITIES
Payables:
Due to Advisor	72,836	18,598
Distribution fees	18,535	3,628
Fund shares redeemed	68,069	27,801
Securities purchased	—	173,666
Accrued expenses	5,115	14,513
Total liabilities	164,555	238,206
NET ASSETS	$85,592,155	$16,585,179

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$82,158,230	$16,146,471
Shares issued and outstanding (unlimited number of shares (par value $0.01) authorized)	3,311,599	1,210,045
Net asset value (net assets/shares outstanding), offering and redemption price per share (a)	$24.81	$13.34	(b)

Advisor Class
Net assets applicable to shares outstanding	$3,433,925	$438,708
Shares issued and outstanding (unlimited number of shares (par value $0.01) authorized)	138,053	33,029
Net asset value (net assets/shares outstanding), offering and redemption price per share (a)	$24.87	$13.28	(b)

COMPONENTS OF NET ASSETS
Paid-in capital	$53,725,924	$12,620,233
Undistributed net investment income	496,288	98,828
Accumulated net realized gain on investments	4,215,219	529,374
Net unrealized appreciation on investments	27,154,724	3,336,744
Net assets	$85,592,155	$16,585,179

(a)	Redemption of shares held less than 60 days may be assessed a fee of 2.00%

(b)	The NAV and offering price shown above differs from the traded NAV on June 30, 2015 due to financial statement rounding and/or financial statement adjustments made in accordance with accounting principals generally accepted in the U.S.

See accompanying notes to financial statements.

15

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2015 (Unaudited)

		Al Frank
		Dividend Value
	Al Frank Fund	Fund
INVESTMENT INCOME
Income
Dividends (Net of witholding taxes of $22,910 and $5,231)	$1,092,890	$238,417
Interest	2,005	337
Total investment income	1,094,895	238,754
Expenses
Advisory fees	442,484	83,344
Distribution fees - Investor Class	106,011	20,283
Administration & fund accounting fees	35,806	7,695
Registration expense	19,836	18,844
Legal fees	17,852	7,439
Transfer agent fees and expenses	14,876	3,571
Reports to shareholders	12,397	2,976
Chief Compliance Officer fee	7,935	1,587
Audit fees	6,943	6,943
Trustee fees	4,711	4,712
Custody fees	2,976	1,785
Insurance	2,480	397
Non 12b-1 shareholder servicing	1,984	496
Miscellaneous	595	644
Total expenses	676,886	160,716
Less: Advisory fees waived by Advisor	(22,643)	—
Plus: Advisory fees recaptured by the Advisor	—	3,630
Net expenses	654,243	164,346
Net investment income	440,652	74,408

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments	3,703,265	407,183
Net change in unrealized depreciation on investments	(3,595,270)	(344,585)
Net realized and unrealized gain on investments	107,995	62,598
Net increase in net assets resulting from operations	$548,647	$137,006

See accompanying notes to financial statements.

16

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

		Six Months Ended
		June 30, 2015		Year Ended
		(Unaudited)		December 31, 2014
DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income		$440,652		$977,575
Net realized gain on investments		3,703,265		8,705,483
Net change in unrealized depreciation on investments		(3,595,270)		(4,701,042)
Net increase in net assets resulting from operations		548,647		4,982,016

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class		—		(993,348)
Advisor Class		—		(56,815)
From net realized gain on investments
Investor Class		—		(8,501,403)
Advisor Class		—		(397,450)
Total distributions to shareholders		—		(9,949,016)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)		(5,724,532)		2,441,997
Total decrease in net assets		(5,175,885)		(2,525,003)

NET ASSETS
Beginning of period		90,768,040		93,293,043
End of period		$85,592,155		$90,768,040
Undistributed net investment income		$496,288		$55,636

(a) A summary of share transactions is as follows:

Investor Class	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	127,046	$3,151,295	225,615	$6,011,582
Shares issued on reinvestment of distributions	—	—	378,666	9,303,823
Shares redeemed*	(327,965)	(8,175,477)	(468,744)	(12,490,554)
Net increase (decrease)	(200,919)	$(5,024,182)	135,537	$2,824,851

* Net of redemption fees of		$2,695		$1,198

Advisor Class	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,073	$149,127	7,503	$208,491
Shares issued on reinvestment of distributions	—	—	18,328	450,877
Shares redeemed*	(33,888)	(849,477)	(38,549)	(1,042,222)
Net decrease	(27,815)	$(700,350)	(12,718)	$(382,854)

* Net of redemption fees of		$116		$57

See accompanying notes to financial statements.

17

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

		Six Months Ended
		June 30, 2015		Year Ended
		(Unaudited)		December 31, 2014
DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income		$74,408		$137,740
Net realized gain on investments		407,183		1,375,869
Net change in unrealized depreciation on investments		(344,585)		(939,149)
Net increase in net assets resulting from operations		137,006		574,460

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class		—		(127,252)
Advisor Class		—		(4,725)
From net realized gain on investments
Investor Class		—		(1,658,001)
Advisor Class		—		(46,426)
Total distributions to shareholders		—		(1,836,404)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)		(262,516)		795,065
Total decrease in net assets		(125,510)		(466,879)

NET ASSETS
Beginning of period		16,710,689		17,177,568
End of period		$16,585,179		$16,710,689
Undistributed net investment income		$98,828		$24,420

(a) A summary of share transactions is as follows:

Investor Class	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	40,128	$543,344	45,837	$648,603
Shares issued on reinvestment of distributions	—	—	131,281	1,725,036
Shares redeemed*	(60,857)	(816,217)	(104,625)	(1,529,991)
Net increase (decrease)	(20,729)	$(272,873)	72,493	$843,648

* Net of redemption fees of		$128		$75

Advisor Class	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,629	$21,954	2,067	$29,804
Shares issued on reinvestment of distributions	—	—	3,916	51,150
Shares redeemed*	(859)	(11,597)	(9,268)	(129,537)
Net increase (decrease)	770	$10,357	(3,285)	$(48,583)

* Net of redemption fees of		$3		$2

See accompanying notes to financial statements.

18

Al Frank Fund

F I N A N C I A L  H I G H L I G H T S

For a share outstanding throughout each period

Investor Class

	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014		2013	2012	2011	2010

Net asset value, beginning of period	$24.67		$26.24		22.25	$20.44	$27.49	$23.24

Income from investment operations:
Net investment income ^	0.12		0.28		0.26	0.38	0.16	0.07
Net realized and unrealized gain/(loss) on investments	0.02		1.13		7.77	3.14	(1.42)	4.26
Total from investment operations	0.14		1.41		8.03	3.52	(1.26)	4.33

Less distributions:
From net investment income	—		(0.31)		(0.28)	(0.42)	(0.21)	(0.08)
From net realized gain on investments	—		(2.67)		(3.76)	(1.29)	(5.58)	—
Total distributions	—		(2.98)		(4.04)	(1.71)	(5.79)	(0.08)

Redemption fees retained ^ #	0.00		0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$24.81		$24.67	(a)	26.24	$22.25	$20.44	$27.49

Total return (b)	0.53	% +	5.43	% (c)	37.06%	17.26%	-4.64%	18.65%

Ratios/supplemental data:
Net assets, end of year (thousands)	$82,158		$86,670		$88,602	$75,557	$81,168	$106,961
Ratio of expenses to average net assets:
Before fee waivers	1.54	% *	1.57%		1.55%	1.70%	1.67%	1.66%
After fee waivers	1.49	% *	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	0.94	% *	0.96%		0.95%	1.50%	0.40%	0.13%
After fee waivers	0.99	% *	1.04%		1.00%	1.71%	0.58%	0.30%
Portfolio turnover rate	4.33	% +	17.85%		18.70%	10.77%	34.88%	18.75%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	The NAV and offering price shown above differs from the traded NAV on December 31, 2014 due to financial statement rounding and/or financial statement adjustments made in accordance with accounting principals generally accepted in the U.S.

(b)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(c)	Total returns are calculated using the adjusted NAV on December 31, 2014.

See accompanying notes to financial statements.

19

Al Frank Fund

F I N A N C I A L  H I G H L I G H T S

For a share outstanding throughout each period

Advisor Class

	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014		2013		2012	2011	2010

Net asset value, beginning of period	$24.71		$26.27		22.27		$20.46	$27.52	$23.27

Income from investment operations:
Net investment income ^	0.15		0.35		0.33		0.45	0.22	0.13
Net realized and unrealized gain/(loss) on investments	0.01		1.14		7.78		3.13	(1.42)	4.27
Total from investment operations	0.16		1.49		8.11		3.58	(1.20)	4.40

Less distributions:
From net investment income	—		(0.38)		(0.35)		(0.48)	(0.28)	(0.15)
From net realized gain on investments	—		(2.67)		(3.76)		(1.29)	(5.58)	—
Total distributions	—		(3.05)		(4.11)		(1.77)	(5.86)	(0.15)

Redemption fees retained	0.00	^ #	0.00	^ #	0.00	^ #	—	—	0.00 ^#

Net asset value, end of period	$24.87		$24.71		26.27		$22.27	$20.46	$27.52

Total return (a)	0.65	% +	5.73%		37.39%		17.55%	-4.40%	18.92%

Ratios/supplemental data:
Net assets, end of year (thousands)	$3,434		$4,098		$4,691		$3,592	$2,886	$3,987
Ratio of expenses to average net assets:
Before fee waivers	1.29	% *	1.32%		1.29%		1.45%	1.42%	1.41%
After fee waivers	1.24	% *	1.24%		1.24%		1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.17	% *	1.20%		1.20%		1.81%	0.64%	0.38%
After fee waivers	1.22	% *	1.28%		1.26%		2.02%	0.82%	0.55%
Portfolio turnover rate	4.33	% +	17.85%		18.70%		10.77%	34.88%	18.75%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amount are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

See accompanying notes to financial statements.

20

Al Frank Dividend Value Fund

F I N A N C I A L  H I G H L I G H T S

For a share outstanding throughout each period

Investor Class

	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$13.23		$14.39	$12.31	$10.96	$11.54	$10.15

Income from investment operations:
Net investment income ^	0.06		0.12	0.12	0.21	0.09	0.07
Net realized and unrealized gain/(loss) on investments	0.05		0.36	4.15	1.67	(0.56)	1.39
Total from investment operations	0.11		0.48	4.27	1.88	(0.47)	1.46

Less distributions:
From net investment income	—		(0.12)	(0.14)	(0.22)	(0.11)	(0.07)
From net realized gain on investments	—		(1.52)	(2.05)	(0.31)	—	—
Total distributions	—		(1.64)	(2.19)	(0.53)	(0.11)	(0.07)

Redemption fees retained ^#	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$13.34		$13.23	$14.39	$12.31	$10.96	$11.54

Total return (a)	0.91	% +	3.36%	35.65%	17.20%	-4.09%	14.39%

Ratios/supplemental data:
Net assets, end of year (thousands)	$16,146		$16,286	$16,669	$13,923	$14,209	$17,832
Ratio of expenses to average net assets:
Before fee waivers	1.94	% *	2.01%	2.01%	2.58%	2.41%	2.35%
After fee waivers	1.98	% *	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before fee waivers	0.93	% *	0.77%	0.82%	1.12%	0.39%	0.29%
After fee waivers	0.89	% *	0.80%	0.85%	1.72%	0.82%	0.66%
Portfolio turnover rate	6.24	% +	16.84%	24.89%	10.84%	37.24%	35.78%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

See accompanying notes to financial statements.

21

Al Frank Dividend Value Fund

F I N A N C I A L  H I G H L I G H T S

For a share outstanding throughout each period

Advisor Class

	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014		2013		2012	2011	2010

Net asset value, beginning of period	$13.16		$14.32		$12.26		$10.92	$11.50	$10.12

Income from investment operations:
Net investment income^	0.08		0.15		0.16		0.25	0.12	0.09
Net realized and unrealized gain/(loss) on investments	0.04		0.36		4.13		1.65	(0.56)	1.39
Total from investment operations	0.12		0.51		4.29		1.90	(0.44)	1.48

Less distributions:
From net investment income	—		(0.15)		(0.18)		(0.25)	(0.14)	(0.10)
From net realized gain on investments	—		(1.52)		(2.05)		(0.31)	—	—
Total distributions	—		(1.67)		(2.23)		(0.56)	(0.14)	(0.10)

Redemption fees retained	0.00	^ #	0.00	^ #	0.00	^ #	—	—	—

Net asset value, end of period	$13.28		$13.16		$14.32		$12.26	$10.92	$11.50

Total return (a)	0.99	% +	3.65%		35.97%		17.49%	-3.83%	14.60%

Ratios/supplemental data:
Net assets, end of year (thousands)	$439		$424		$509		$377	$282	$368
Ratio of expenses to average net assets:
Before fee waivers	1.69	% *	1.75%		1.75%		2.33%	2.16%	2.10%
After fee waivers	1.73	% *	1.73%		1.73%		1.73%	1.73%	1.73%
Ratio of net investment income to average net assets:
Before fee waivers	1.27	% *	1.03%		1.09%		1.45%	0.62%	0.48%
After fee waivers	1.23	% *	1.06%		1.11%		2.05%	1.05%	0.85%
Portfolio turnover rate	6.24	% +	16.84%		24.89%		10.84%	37.24%	35.78%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

See accompanying notes to financial statements.

22

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The investment objectives of the Al Frank Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively. The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds. The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent. Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party. A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Funds’ 2014 or 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)(Continued)

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Dividends and distributions to shareholders are recorded on ex-dividend date.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2015, the Al Frank Fund and the Al Frank Dividend Value Fund assessed $2,811 and $131, respectively, in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)(Continued)

to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)(Continued)

disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Funds’ assets measured at fair value:

Al Frank Fund	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$12,202,115	$—	$—	$12,202,115
Consumer Staples	4,772,831	—	—	4,772,831
Energy	7,529,445	—	—	7,529,445
Financials	13,752,260	—	—	13,752,260
Health Care	8,261,620	—	—	8,261,620
Industrials	11,193,355	—	—	11,193,355
Information Technology	16,176,220	—	—	16,176,220
Materials	4,361,660	—	—	4,361,660
Telecommunication Services	3,247,655	—	—	3,247,655
Utilities	1,057,500	—	—	1,057,500
Total Common Stocks	82,554,661	—	—	82,554,661
Short-Term Investments	3,065,573	—	—	3,065,573
Total Investments	$85,620,234	$—	$—	$85,620,234

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$2,311,531	$—	$—	$2,311,531
Consumer Staples	859,242	—	—	859,242
Energy	1,344,136	—	—	1,344,136
Financials	2,624,437	—	—	2,624,437
Health Care	2,023,022	—	—	2,023,022
Industrials	2,377,808	—	—	2,377,808
Information Technology	2,550,547	—	—	2,550,547
Materials	608,951	—	—	608,951
Telecommunication Services	853,650	—	—	853,650
Utilities	211,500	—	—	211,500
Total Common Stocks	15,764,824	—	—	15,764,824
Short-Term Investments	1,010,614	—	—	1,010,614
Total Investments	$16,775,438	$—	$—	$16,775,438

Transfers between Levels are recognized at June 30, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the year ended June 30, 2015.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2015, AFAM Capital, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2015, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $442,484 and $83,344, respectively, in advisory fees.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)(Continued)

The Funds are responsible for their own operating expenses. Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2016, to waive a portion of its advisory fee. For the six months ended June 30, 2015, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2015, the Advisor reduced its fees in the amount of $22,643 for the Al Frank Fund and recaptured fees in the amount of $3,630 for the Al Frank Dividend Value Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2015	$175,404	2015	$84,464
2016	49,208	2016	4,588
2017	75,389	2017	4,300
	$300,001		$93,352

Distributor – The Board has adopted the Trust’s Master Distribution Plan and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Investor Class shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2015, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid 12b-1 fees of $106,011 and $20,283, respectively. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2015, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distributor $0 and $0, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)(Continued)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Funds were:

	Purchases	Sales
Al Frank Fund	$3,721,300	$9,487,334
Al Frank Dividend Value Fund	1,009,133	1,548,393

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	For the year ended December 31, 2014			For the year ended December 31, 2013
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Al Frank Fund	$1,181,470	$8,767,546	$9,949,016	$880,486	$11,677,697	$12,558,183
Al Frank Dividend Value Fund	109,829	1,726,575	1,836,404	144,006	2,148,107	2,292,113

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
Fund	Income	Capital Gains	(Depreciation)	Earnings/(Deficits)
Al Frank Fund	$350,654	$161,300	$30,805,630	$31,317,584
Al Frank Dividend Value Fund	—	122,191	3,705,749	3,827,940

Differences between undistributed net investment income and accumulated net realized gains on investments for book purposes and undistributed ordinary income and long-term capital gains for tax purposes is due to the tax adjustments for return of capital distribution from C-Corporations.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and adjustments for return of capital distributions from C-Corporations, resulted in reclassification for the Funds for the year ended December 31, 2014 as follows:

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income	Gains
Al Frank Fund	$127,171	$(127,171)
Al Frank Dividend Value Fund	18,657	(18,657)

NOTE 7 - SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Al Frank Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 20-21, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the Al Frank Fund and the Al Frank Dividend Value Fund, (the “Al Frank Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

Based on their evaluation of the information provided by AFAM, in conjunction with each Al Frank Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Al Frank Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the AL Frank Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and m et with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the AL Frank Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each of the AL Frank Funds, including AFAM’s form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each of the Al Frank Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the AFAM Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the AFAM Funds’ investment

Al Frank Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2015

limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to each of the Al Frank Funds. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the AL Frank Funds were satisfactory.

Performance. The Board reviewed the performance of each of Al Frank and Al Frank Dividend Value as compared to its peer group, Morningstar category and benchmark for the one year, five year, ten year and since inception periods ended September 30, 2014, noting that Al Frank outperformed its peer group and Morningstar category for the one, five and since inception periods, modestly underperformed its peer group for the ten year period but outperformed its Morningstar category for the same period modestly underperformed its benchmark for the one year, five year and ten year periods but outperformed its benchmark for the since inception period. The Board reviewed the performance of Al Frank Dividend Value noting that the Fund underperformed its Morningstar category, peer group and benchmark for the one year and five year periods ended September 30, 2014 and had underperformed its peer group and benchmark for the ten year and since inception periods but had outperformed its Morningstar category for the same periods. The Board noted that performance was hurt by poor stock selection within certain sectors. After further discussion, the Board concluded that each of the Al Frank Funds’ past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by AFAM, the Board discussed the comparison of management fees and total operating expense data and reviewed each AL Frank Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by AFAM with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for each of the Al Frank Funds, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until April 30, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.24%, and 1.49%, of Al Frank’s average net assets for Adviser shares and Investor shares, respectively, and 1.73% and 1.98% of Al Frank Dividend Value’s average net assets for Adviser shares and Investor shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on AFAM’s experience, expertise and services to be provided to each of the Al Frank Funds, the advisory fee charged by AFAM for each Al Frank Fund and expense caps for each Al Frank Fund were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of the Al Frank Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded that based on the services provided by AFAM and the projected growth of each of the Funds, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each of the Al Frank Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Al Frank Funds, AFAM’s expectations for growth of the

Al Frank Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2015

Al Frank Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each AL Frank Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Al Frank Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Advisor
AFAM Capital, Inc.
12117 FM 2244, Bldg. 3, #170
Austin, TX 78738
alfrankfunds.com

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-263-6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-263-6443.

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Funds web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/8/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 9/8/15